Basis of Presentation and General Information - List of subsidiaries owning vessels under construction (Table) (Details)	12 Months Ended
Dec. 31, 2025
Star Thundera LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	April, 2026
Star Caldera LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	April, 2026
Star Terra L L C [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	July, 2026
Star Nova LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	September, 2026
Star Affinity LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	July, 2026
Star Blueseas I LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Hengli Shipbuilding Pte. Ltd.
Expected Delivery Date	July, 2026
Star Blueseas II LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Hengli Shipbuilding Pte. Ltd.
Expected Delivery Date	August, 2026
Star Blueseas III LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Hengli Shipbuilding Pte. Ltd.
Expected Delivery Date	September, 2026
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
DWT	656,000